Annual Total Returns - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio - VIP High Income Portfolio - Initial Class	Nov. 08, 2023
Bar Chart Table:
Annual Return 2013	5.95%
Annual Return 2014	1.16%
Annual Return 2015	(3.63%)
Annual Return 2016	14.61%
Annual Return 2017	7.13%
Annual Return 2018	(3.46%)
Annual Return 2019	15.11%
Annual Return 2020	2.75%
Annual Return 2021	4.41%
Annual Return 2022	(11.37%)